Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Text Block [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged [Table Text Block]

	March 31, 2020
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥9,685	¥16,608	¥4,496	¥2,944	¥33,733
Payables under securities lending transactions	934	64	19	—	1,017
Obligations to return securities received as collateral	3,856	599	276	75	4,806

Total	¥14,475	¥17,271	¥4,791	¥3,019	¥39,556

	September 30, 2020
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥11,591	¥12,592	¥1,563	¥2,335	¥28,081
Payables under securities lending transactions	819	—	23	—	842
Obligations to return securities received as collateral	4,505	239	258	144	5,146
Total	¥16,915	¥12,831	¥1,844	¥2,479	¥34,069

Secured Borrowing by the Class of Collateral Pledged [Table Text Block]
Secured borrowing by the class of collateral pledged at March 31, 2020 and September 30, 2020 was as follows:

	March 31, 2020
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥10,687	¥38	¥2,241	¥12,966
Foreign government and official institution bonds	17,326	57	873	18,256
Corporate bonds	784	—	183	967
Residential mortgage-backed securities	4,248	—	10	4,258
Other debt securities	157	—	2	159
Marketable equity securities	506	914	1,497	2,917
Other	25	8	—	33

Total	¥33,733	¥1,017	¥4,806	¥39,556

	September 30, 2020
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥11,030	¥149	¥2,769	¥13,948
Foreign government and official institution bonds	12,057	52	716	12,825
Corporate bonds	732	16	193	941
Residential mortgage-backed securities	3,707	—	—	3,707
Other debt securities	233	—	—	233
Marketable equity securities	300	616	1,462	2,378
Other	22	9	6	37

Total	¥28,081	¥842	¥5,146	¥34,069